DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2012 Interest Rate Swap Senior Notes Due 2014 [Member]	Mar. 31, 2011 Interest Rate Swap Senior Notes Due 2014 [Member]	Dec. 31, 2012 Interest Rate Swap Senior Notes Due 2013 [Member]	Mar. 31, 2013 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]	Dec. 31, 2012 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]	Dec. 31, 2011 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]	Mar. 31, 2013 Interest Rate Swap Senior Notes Due 2036 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements	$ 1,300	$ 250	$ 1,100	$ 875		$ 875	$ 1,000
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate. Teva is currently paying an effective interest rate of one month LIBOR plus an average 1.306% on the $1.3 billion principal amount, as compared to the stated 2.95% fixed rate.		Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.	Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.19% on the $250 million principal amount, as compared to the stated 3.65% fixed rate.	Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.		Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.3% on the $500 million principal amount, as compared to the stated 6.15% fixed rate.